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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Galapagos Partners, L.P.

GALAPAGOS PARTNERS SELECT EQUITY FUND (GPSIX)

Semi-Annual Report

May 31, 2015

(Unaudited)

GALAPAGOS PARTNERS SELECT EQUITY FUND
LETTER TO SHAREHOLDERS	July 2, 2015

Dear Fellow Galapagos Partners Select Equity Fund Shareholder:

We are pleased to report that the Galapagos Partners Select Equity Fund (the “Fund”) continues to grow and perform well since its launch.

PERFORMANCE SUMMARY

From inception on December 30, 2014 through May 31, 2015, the Fund delivered a return of +5.90% versus a benchmark return of 2.17% for the S&P 500 Index (the “Benchmark”). The Fund’s performance was generated amongst what has been a roughly flat 2015 with a strong U.S. dollar and potential rate hike weighing down the market, among other things.

GALAPAGOS PARTNERS’ PHILOSOPHY

The Fund has outperformed its Benchmark by targeting investments that include a number of firms whose share prices might be influenced by high insider buying, spun-off divisions, reduced float, activist shareholders, as well as by positioning into companies in a timely manner. Additionally, the Fund has rotated out of most of its international exposure and is currently heavier-positioned into various companies in the Health Care and Information Technology sectors that have been working well recently.

INVESTMENT ENVIRONMENT

The market has been range-bound this year with the market only being slightly positive through May 2015. Currently, domestic economic data has improved, but a strong U.S. dollar, European uncertainty with Greece, and spiking bond yields continue to cause volatility in equities. There is much speculation as to the timing of Federal Reserve rate hikes. While this speculation tends to cause volatility, it is unlikely that any rate rise will be material over the short term, and we are optimistic that valuation dislocations can continue to create opportunities for the Fund to outperform the Benchmark. As always, preservation of capital will be key.

PERFORMANCE DISCUSSION

The Fund has responded to the current environment by taking on positions that have positive momentum and cutting positions that are moving in the wrong direction. Changes are made quickly, but with prudent judgement to make sure gains do not turn into losses. Stocks with large institutional buying and insider buying have continued to perform well in spite of challenging market conditions. European exposure has been trimmed as Greece continues to struggle to meet its Eurozone obligations.

CONTRIBUTORS

So far this year, the largest contributors to the Fund’s performance of were Skechers, the WisdomTree Japan Hedged Equity Fund (an exchange-traded fund or “ETF”), Netease, Inc., Amicus Therapeutics, Inc., and Skyworks Solutions. These names represent our

1

process well, as there is diversity in the sectors contributing as well as a broader ETF, displaying our intense focus to move into the products that are leading the market wherever they may be.

Some of the largest detractors from the performance have been Vipshop, Sandisk, Green Dot Corp., Greenbrier Companies, and Harman International. Though these names went against us thus far during the year, they again display the breadth of focus of the Fund. As always, we look to trim losses quickly, and the negative contribution of names was limited.

INVESTMENT OUTLOOK

There will continue to be tremendous challenges to navigate in the equity markets with problems potentially emanating from Europe, currencies, and interest rates. Galapagos Partners remains fixated on finding strong opportunities offering attractive risk adjusted returns.

Sincerely,

Stephen Lack

Managing Partner/Chief Investment Officer
Galapagos Partners L.P.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-800-592-7722.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus, please visit our website at www.apexcmfund.com or call 1-800-592-7722 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Galapagos Partners Select Equity Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

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GALAPAGOS PARTNERS SELECT EQUITY FUND
PORTFOLIO INFORMATION
May 31, 2015 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
WisdomTree Japan Hedged Equity Fund	5.5%
OvaScience, Inc.	3.8%
Horizon Pharma plc	3.7%
Alibaba Group Holding Ltd. - ADR	3.7%
Amicus Therapeutics, Inc.	3.6%
Skechers U.S.A., Inc. - Class A	2.4%
Cellectis S.A. - ADR	2.3%
Zebra Technologies Corporation - Class A	2.1%
Silicon Motion Technology Corporation - ADR	2.1%
Pangaea Logistics Solutions Ltd.	2.1%

3

GALAPAGOS PARTNERS SELECT EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2015 (Unaudited)
COMMON STOCKS — 90.6%	Shares	Value
Consumer Discretionary — 6.1%
Auto Components — 1.9%
Goodyear Tire & Rubber Company (The)	675	$21,495

Media — 1.8%
Gray Television, Inc. (a)	1,300	20,748

Textiles, Apparel & Luxury Goods — 2.4%
Skechers U.S.A., Inc. - Class A (a)	250	26,468

Consumer Staples — 1.9%
Food & Staples Retailing — 1.9%
Kroger Company (The)	285	20,748

Energy — 1.3%
Energy Equipment & Services — 1.3%
SAExploration Holdings, Inc. (a)	4,006	14,301

Financials — 8.9%
Capital Markets — 3.6%
Bank of New York Mellon Corporation (The)	480	20,813
Financial Engines, Inc.	450	19,305
		40,118
Consumer Finance — 1.8%
Santander Consumer USA Holdings, Inc. (a)	822	20,139

Diversified Financial Services — 3.5%
Moody's Corporation	180	19,458
Voya Financial, Inc.	450	20,390
		39,848
Health Care — 31.9%
Biotechnology — 13.5%
Amicus Therapeutics, Inc. (a)	3,300	40,623
Celgene Corporation (a)	178	20,370
Cellectis S.A. - ADR (a)	611	26,212
Gilead Sciences, Inc. (a)	190	21,331
OvaScience, Inc. (a)	1,250	42,413
		150,949

4

GALAPAGOS PARTNERS SELECT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 90.6% (Continued)	Shares	Value
Health Care — 31.9% (Continued)
Health Care Equipment & Supplies — 5.5%
Hologic, Inc. (a)	590	$21,104
Insulet Corporation (a)	720	20,354
NuVasive, Inc. (a)	400	20,220
		61,678
Health Care Providers & Services — 5.5%
Acadia Healthcare Company, Inc. (a)	300	22,242
Anthem, Inc.	128	21,485
HCA Holdings, Inc. (a)	215	17,593
		61,320
Pharmaceuticals — 7.4%
Horizon Pharma plc (a)	1,270	41,186
Mallinckrodt plc (a)	160	20,710
Valeant Pharmaceuticals International, Inc. (a)	90	21,489
		83,385
Industrials — 9.0%
Airlines — 1.8%
Virgin America, Inc. (a)	710	20,192

Building Products — 1.7%
Allegion plc	305	19,044

Electrical Equipment — 1.8%
Acuity Brands, Inc.	115	20,296

Machinery — 1.6%
Colfax Corporation (a)	358	18,040

Marine — 2.1%
Pangaea Logistics Solutions Ltd. (a)	6,700	22,780

Information Technology — 29.7%
Communications Equipment — 3.6%
Infinera Corporation (a)	1,025	21,156
QUALCOMM, Inc.	268	18,674
		39,830
Electronic Equipment, Instruments & Components — 2.1%
Zebra Technologies Corporation - Class A (a)	216	23,682

5

GALAPAGOS PARTNERS SELECT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 90.6% (Continued)	Shares	Value
Information Technology — 29.7% (Continued)
Internet Software & Services — 7.4%
Alibaba Group Holding Ltd. - ADR (a)	459	$40,998
NetEase, Inc. - ADR	150	21,212
Xoom Corporation (a)	1,100	20,691
		82,901
IT Services — 3.6%
DST Systems, Inc.	165	19,536
EPAM Systems, Inc. (a)	293	21,070
		40,606
Semiconductors & Semiconductor Equipment — 7.7%
NXP Semiconductors N.V. (a)	180	20,205
Silicon Motion Technology Corporation - ADR	660	23,404
Skyworks Solutions, Inc.	200	21,872
Synaptics, Inc. (a)	206	20,526
		86,007
Software — 1.8%
FireEye, Inc. (a)	430	20,025

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	145	18,891
Avid Technology, Inc. (a)	1,145	20,392
		39,283
Materials — 1.8%
Paper & Forest Products — 1.8%
Boise Cascade Company (a)	570	20,201

Total Common Stocks (Cost $953,339)		$1,014,084

6

GALAPAGOS PARTNERS SELECT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
EXCHANGE-TRADED FUNDS — 9.1%	Shares	Value
Information Technology — 1.8%
PureFunds ISE Cyber SecurityTM ETF (a)	650	$19,819

International — 7.3%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	424	21,179
WisdomTree Japan Hedged Equity Fund	1,020	60,976
		82,155

Total Exchange-Traded Funds (Cost $91,504)		$101,974

MONEY MARKET FUNDS — 3.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b) (Cost $43,342)	43,342	$43,342

Total Investments at Value — 103.6% (Cost $1,088,185)		$1,159,400

Liabilities in Excess of Other Assets — (3.6%)		(40,739)

Net Assets — 100.0%		$1,118,661

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2015.

See accompanying notes to financial statements.

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GALAPAGOS PARTNERS SELECT EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES May 31, 2015 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$1,088,185
At value (Note 2)	$1,159,400
Dividends receivable	264
Receivable for investment securities sold	160,467
Receivable from Adviser (Note 4)	8,045
Other assets	1,830
Total assets	1,330,006

LIABILITIES
Payable for investment securities purchased	202,420
Payable to administrator (Note 4)	6,000
Other accrued expenses	2,925
Total liabilities	211,345

NET ASSETS	$1,118,661

NET ASSETS CONSIST OF:
Paid-in capital	$1,060,415
Accumulated net investment loss	(2,989)
Accumulated net realized losses from security transactions	(9,980)
Net unrealized appreciation on investments	71,215
NET ASSETS	$1,118,661

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	105,606

Net asset value, offering price and redemption price per share (Note 2)	$10.59

See accompanying notes to financial statements.

8

GALAPAGOS PARTNERS SELECT EQUITY FUND STATEMENT OF OPERATIONS For the Period Ended May 31, 2015 (a) (Unaudited)
INVESTMENT INCOME
Dividend income	$2,226

EXPENSES
Fund accounting fees (Note 4)	10,021
Administration fees (Note 4)	10,000
Professional fees	6,384
Trustees' fees and expenses (Note 4)	5,534
Compliance fees (Note 4)	5,000
Transfer agent fees (Note 4)	5,000
Investment advisory fees (Note 4)	4,346
Custody and bank service fees	3,728
Registration and filing fees	2,418
Postage and supplies	1,853
Insurance expense	1,068
Other expenses	2,560
Total expenses	57,912
Less fee waivers and expense reimbursements by the Adviser (Note 4)	(46,697)
Less fee waivers by the administrator (Note 4)	(6,000)
Net expenses	5,215

NET INVESTMENT LOSS	(2,989)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(9,980)
Net change in unrealized appreciation/depreciation on investments	71,215
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	61,235

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,246

(a)	Represents the period from the commencement of operations (December 30, 2014) through May 31, 2015.
See accompanying notes to financial statements.

9

GALAPAGOS PARTNERS SELECT EQUITY FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended May 31, 2015 (a) (Unaudited)
FROM OPERATIONS
Net investment loss	$(2,989)
Net realized losses from security transactions	(9,980)
Net change in unrealized appreciation/depreciation on investments	71,215
Net increase in net assets resulting from operations	58,246

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,060,415

TOTAL INCREASE IN NET ASSETS	1,118,661

NET ASSETS
Beginning of period	—
End of period	$1,118,661

ACCUMULATED NET INVESTMENT LOSS	$(2,989)

CAPITAL SHARE ACTIVITY
Shares sold	105,606
Shares outstanding at beginning of period	—
Shares outstanding at end of period	105,606

(a)	Represents the period from the commencement of operations (December 30, 2014) through May 31, 2015.
See accompanying notes to financial statements.

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GALAPAGOS PARTNERS SELECT EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended May 31, 2015 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gains on investments	0.62
Total from investment operations	0.59

Net asset value at end of period	$10.59

Total return (b)	5.90	%(c)

Net assets at end of period (000's)	$1,119

Ratios/supplementary data:
Ratio of total expenses to average net assets	16.66	%(d)

Ratio of net expenses to average net assets (e)	1.50	%(d)

Ratio of net investment loss to average net assets (e)	(0.86%	)(d)

Portfolio turnover rate	329	%(c)

(a)	Represents the period from the commencement of operations (December 30, 2014) through May 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not waived advisory fees and/or reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

11

GALAPAGOS PARTNERS SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

1. Organization

Galapagos Partners Select Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 30, 2014.

The investment objective of the Fund is capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

12

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,014,084	$—	$—	$1,014,084
Exchange-Traded Funds	101,974	—	—	101,974
Money Market Funds	43,342	—	—	43,342
Total	$1,159,400	$—	$—	$1,159,400

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2015, the Fund did not hold any transfers into and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with

13

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the period ended May 31, 2015.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2015:

Tax cost of portfolio investments	$1,093,423
Gross unrealized appreciation	$71,801
Gross unrealized depreciation	(5,824)
Net unrealized appreciation on investments	65,977
Accumulated ordinary loss	(3,388)
Other losses	(4,343)
Accumulated earnings	$58,246

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current tax period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

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GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the period ended May 31, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $3,572,168 and $2,517,344, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Galapagos Partners, L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until March 31, 2017, to waive investment advisory fees and reimburse other operating expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.50% of the Fund’s average daily net assets. Accordingly, during the period ended May 31, 2015, the Adviser waived all of its advisory fees and, in addition, reimbursed other operating expenses totaling $42,351.

Under the terms of the ELA, investment advisory fee waivers and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitations. As of May 31, 2015, the Adviser may seek recoupment of investment advisory fee waivers and expense reimbursements totaling $46,697 no later than May 31, 2018.

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities. During the period end May 31, 2015, Ultimus voluntarily waived fees in the amount of $6,000.

15

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain Trustees and officers of the Trust are also officers of Ultimus and/or the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. In addition, effective January 1, 2015, each Independent Trustee also receives a $500 annual retainer from the Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2015, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Lack Holdings, Inc.	46%
Birdwood Associates, L.P.	19%
Carolyn R. Holmes 1996 Great Grandchildren Trust	9%
Courtney Kubesch	7%
Michelle Anderson	6%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2015, the Fund had 31.9% and 31.5% of the value of its net assets invested in stocks within the Health Care and Information Technology sectors, respectively.

16

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

17

GALAPAGOS PARTNERS SELECT EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 30, 2014) and held until the end of the period (May 31, 2015).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Comission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

GALAPAGOS PARTNERS SELECT EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value December 1, 2014 (a)	Ending Account Value May 31, 2015	Net Expense Radio (b)	Expenses Paid During Period (c)
Based on Actual Fund Return	$ 1,000.00	$ 1,066.00	1.50%	$ 6.45
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.45	1.50%	$ 7.54

(a)	Beginning Account Value is as of December 30, 2014 (date of commencement of operations) for the Actual Fund Return information.
(b)	Annualized, based on the Fund’s net expenses for the period since inception.
(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period since inception) and 182/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-592-7722, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2015, will be available without charge upon request on or before August 31, 2015 by calling toll-free 1-800-592-7722, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-592-7722. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

GALAPAGOS PARTNERS SELECT EQUITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Galapagos Partners, L.P. (the “Adviser”) for an initial two-year term. Approval took place at an in-person meeting held on October 20, 2014, at which all of the Trustees were present.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed information provided by the Advisor in response to requests of the Board and counsel.

In considering the Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Investment Advisory Agreement. The Board also considered the anticipated services to be provided by the Adviser to the Fund including without limitation the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and compliance procedures and practices. After reviewing the foregoing and further information regarding the Adviser’s business, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. In this regard, the Board considered the investment management experience of the Adviser. The Board discussed with the Adviser the investment objective and strategies for the Fund and the Adviser’s experience and plans for implementing such strategies. In particular, the Board received information from the Adviser regarding the experience of the Fund’s portfolio managers in managing substantially similar strategies. The Board also noted the Adviser’s prior experience and performance with pooled investment vehicles and separate accounts that had similar investment objectives and strategies as the Fund. After consideration of these factors, as well as other factors, the Board determined that the Adviser has the requisite experience to serve as manager for the Fund.

The costs of the services provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operation; the education and experience of its personnel; its compliance program, policies, and procedures; its financial condition and the level of commitment to the Fund and its other advisory business; the projected asset levels of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board reviewed the Adviser’s Expense Limitation Agreement (the “ELA”),

20

GALAPAGOS PARTNERS SELECT EQUITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

and noted the benefit that would result to the Fund from the Adviser’s commitment to waive its advisory fee or reimburse other operating expenses until March 31, 2017. The Board discussed the financial condition of the Adviser and its ability to satisfy its financial commitments to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund. The Board compared the Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of the Fund, and the nature of the investment strategy) and the fees charged by the Adviser to its other managed accounts. The Board noted that while the Fund’s annual advisory fee of 1.25 percent was above the average and median for funds in its peer groups and that the proposed overall annual expense ratio of 1.50 percent (after fee waivers and expense reimbursements) is higher than the peer group’s average and median expense ratios, the investment strategy and process to be used by the Adviser for the Fund was unique. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee for the Fund is fair and reasonable.

The extent to which the Fund and its investors would benefit from economies of scale. In this regard, the Board considered the Adviser’s Investment Advisory Agreement and the Adviser’s ELA. The Board determined that since the proposed advisory fee was flat and would stay the same as asset levels increased, the shareholders of the Fund would benefit from the Adviser’s ELA until the Fund’s assets grew to a level where its expenses otherwise fell below the expense limit. Following further discussion of the Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits for the next two years, and the Board can review the arrangements going forward as necessary, including at each renewal period. After further discussion, the Board concluded that the Fund’s arrangements with the Adviser were fair and reasonable in relation to the nature and quality of services to be provided by the Adviser.

Brokerage and portfolio transactions. In this regard, the Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients, including the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Adviser. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients, including other clients with similar investment objectives and strategies as the Fund. The Board also considered the substance and administration of the Adviser’s code of ethics and its personnel’s own investment in the Fund. Following

21

GALAPAGOS PARTNERS SELECT EQUITY FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Conclusion

After consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

22

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LYRICAL FUNDS

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

LYRICAL U.S. HEDGED VALUE FUND

Institutional Class (LYRHX)

Investor Class (LYRDX)

Semi-Annual Report

May 31, 2015

(Unaudited)

LYRICAL FUNDS LETTER TO SHAREHOLDERS	June 22, 2015

Dear Fellow Shareholders,

Enclosed is the semi-annual report to shareholders of Lyrical U.S. Value Equity Fund (the “Value Fund”) and Lyrical U.S. Hedged Value Fund (the “Hedged Value Fund”) (collectively, the “Funds”). On behalf of the Funds and their investment adviser, Lyrical Asset Management LP, I would like to thank you for your investment.

Lyrical U.S. Value Equity Fund

Since its launch on February 4, 2013 through the period ended May 31, 2015, the Value Fund – Institutional Class has produced a cumulative total return of +74.82%, compared to the +47.95% cumulative total return for the S&P 500 Index (the “S&P 500”). For the six months ended May 31, 2015, the Value Fund – Institutional Class produced a total return of 6.25% compared to the total return for the S&P 500 of 2.97%.

In analyzing our portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Our success rate has been high over the life of the Value Fund, as 82% of our investments posted gains, and 68% outperformed the S&P 500. Skew has also been a positive factor, as our outperformers have outperformed by 53% while our underperformers have underperformed by 30%.

During the life of the Value Fund we sold eleven positions, as three companies announced they were being acquired, seven approached fair value, and for one we lost conviction in our thesis. For each sale we added a new position from our pipeline of opportunities. We are still finding attractive stock opportunities to add to the portfolio, even as some of our existing positions begin to approach our estimates of fair value.

As of the reporting date, the valuation of our portfolio is 13.6x next twelve months consensus earnings. The S&P 500 has a valuation of 16.9x on this same basis, a premium of 25%. The discounted valuation of our portfolio prevails even as growth estimates for our portfolio are only slightly lower than those of the S&P 500, at 3.5% versus 4.8%, respectively.

Lyrical U.S. Hedged Value Fund

In July 2014, we launched the Hedged Value Fund as a liquid alternatives product that employs the same long portfolio as the Value Fund. Sector ETF hedges are used on the short side to create a portfolio that aims to maintain exposures of 100% long and 50% short. This provides a hedged option for those wishing exposure to the long portfolio but unwilling to accept unhedged equity market exposure.

Since its launch on July 14, 2014 through May 31, 2015, the Hedged Value Fund – Institutional Class has produced a cumulative total return of +2.51%, compared to the +8.53% cumulative total return for the S&P 500. For the six months ended May 31, 2015, the Hedged Value Fund – Institutional Class produced a total return of 4.49% compared to the total return for the S&P 500 of 2.97%. In rising equity markets one should expect Hedged Value Fund’s performance to lag that of the Value Fund, as it did for both the above periods, as our hedges detract from total return.

Lyrical Asset Management’s Investment Philosophy and Portfolio Construction

As there have been a significant number of new investors since our previous year-end letter to the Funds’ shareholders, we’d like to briefly outline our investment philosophy and portfolio construction approach.

We believe our strategy and approach to investing differentiates us from other investment managers, even those that share a value approach to investing. We are deep value investors and by this we mean that we look to invest in companies that trade significantly below intrinsic value. This separates us from other value managers who focus on relative value or core value approaches and whose portfolio characteristics have higher Price/Earnings, Price/Book and Price/Cash Flow multiples. We assess valuation based on current price relative to long-term normalized earnings, which contrasts us to those that rely on Price/Book or dividend yield. We only invest in what we consider to be quality businesses that we believe should earn good returns on invested capital, and avoid volatile businesses and companies with excessive leverage. Other value investors will consider owning any business regardless of quality if they believe the price is low enough. Lastly, we only invest in businesses we can understand, and avoid those that are excessively complex or require specialized technical knowledge, even though they may appear cheap from a high-level perspective.

We construct our portfolio purely bottom up and without regard to what is or is not contained in a benchmark. We are concerned with concentration risk, and have strict limits on how much capital can be invested in any one position or any one industry. Our long portfolio is constructed to be balanced and diversified across approximately 33 positions, giving us exposure to many different types of companies and situations without sacrificing our strict investment standards.

Thank you for your continued trust and interest in Lyrical Asset Management.

Sincerely,

Andrew Wellington
Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

LYRICAL U.S. VALUE EQUITY FUND
PORTFOLIO INFORMATION
May 31, 2015 (Unaudited)

Lyrical U.S. Value Equity Fund vs S&P 500® Index
Sector Diversification

Top Ten Equity Holdings

Security Description	% of Net Assets
Avago Technologies Ltd.	6.8%
Anthem, Inc.	5.2%
Aetna, Inc.	5.2%
TE Connectivity Ltd.	4.1%
Comcast Corporation - Class A	4.0%
Raytheon Company	4.0%
Symantec Corporation	3.9%
Johnson Controls, Inc.	3.9%
Aflac, Inc.	3.8%
Ameriprise Financial, Inc.	3.8%

LYRICAL U.S. HEDGED VALUE FUND
PORTFOLIO INFORMATION
May 31, 2015 (Unaudited)

Lyrical U.S. Hedged Value Fund vs S&P 500® Index
Sector Diversification

*

The percentages above for Lyrical U.S. Hedged Value Fund represent the net percentages for the Fund and are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund.

Top Ten Long Positions

Security Description	% of Net Assets
Avago Technologies Ltd.	6.9%
Anthem, Inc.	5.2%
Aetna, Inc.	5.1%
TE Connectivity Ltd.	4.0%
Comcast Corporation - Class A	4.0%
Raytheon Company	3.9%
Symantec Corporation	3.9%
Johnson Controls, Inc.	3.8%
Ameriprise Financial, Inc.	3.7%
Aflac, Inc.	3.7%

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2015 (Unaudited)
COMMON STOCKS — 98.9%	Shares	Value
Consumer Discretionary — 15.2%
Auto Components — 7.5%
Goodyear Tire & Rubber Company (The)	583,060	$18,567,546
Johnson Controls, Inc.	562,324	29,252,094
Tenneco, Inc. (a)	135,179	7,937,711
		55,757,351
Internet & Catalog Retail — 3.7%
Liberty Interactive Corporation - Series A (a)	984,946	27,548,940

Media — 4.0%
Comcast Corporation - Class A	508,192	29,708,904

Energy — 8.7%
Energy Equipment & Services — 2.6%
National Oilwell Varco, Inc.	387,607	19,066,388

Oil, Gas & Consumable Fuels — 6.1%
EOG Resources, Inc.	266,256	23,614,245
Suncor Energy, Inc.	756,362	22,108,461
		45,722,706
Financials — 15.6%
Capital Markets — 3.8%
Ameriprise Financial, Inc.	225,481	28,092,678

Diversified Financial Services — 2.7%
NASDAQ OMX Group, Inc. (The)	383,465	19,844,314

Insurance — 9.1%
Aflac, Inc.	451,672	28,103,032
AmTrust Financial Services, Inc.	172,411	10,375,694
Assurant, Inc.	159,884	10,528,361
Willis Group Holdings plc	401,679	19,063,685
		68,070,772
Health Care — 10.4%
Health Care Providers & Services — 10.4%
Aetna, Inc.	326,210	38,482,994
Anthem, Inc.	233,227	39,147,152
		77,630,146
Industrials — 16.6%
Aerospace & Defense — 4.0%
Raytheon Company	286,855	29,620,647

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Industrials — 16.6% (Continued)
Construction & Engineering — 1.2%
AECOM (a)	260,761	$8,612,936

Electrical Equipment — 3.6%
Eaton Corporation plc	379,573	27,173,631

Road & Rail — 4.2%
Avis Budget Group, Inc. (a)	237,847	12,130,197
Hertz Global Holdings, Inc. (a)	976,522	19,423,023
		31,553,220
Trading Companies & Distributors — 3.6%
AerCap Holdings N.V. (a)	477,169	23,018,632
MRC Global, Inc. (a)	230,428	3,527,853
		26,546,485
Information Technology — 28.0%
Electronic Equipment, Instruments & Components — 7.7%
Corning, Inc.	1,284,241	26,866,322
TE Connectivity Ltd.	437,966	30,219,654
		57,085,976
IT Services — 3.6%
Western Union Company (The)	1,203,337	26,413,247

Semiconductors & Semiconductor Equipment — 6.8%
Avago Technologies Ltd.	340,396	50,402,436

Software — 3.9%
Symantec Corporation	1,192,589	29,367,504

Technology Hardware, Storage & Peripherals — 6.0%
Lexmark International, Inc. - Class A	136,196	6,262,292
NCR Corporation (a)	371,847	11,174,002
Western Digital Corporation	282,423	27,496,703
		44,932,997
Materials — 4.4%
Chemicals — 3.2%
Celanese Corporation - Series A	350,232	24,113,473

Containers & Packaging — 1.2%
Owens-Illinois, Inc. (a)	371,577	8,880,691

Total Common Stocks (Cost $659,045,080)		$736,145,442

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.10% (b) (Cost $12,256,122)	12,256,122	$12,256,122

Total Investments at Value — 100.6% (Cost $671,301,202)		$748,401,564

Liabilities in Excess of Other Assets — (0.6%)		(4,223,970)

Net Assets — 100.0%		$744,177,594

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2015.
See accompanying notes to financial statements.

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2015 (Unaudited)
COMMON STOCKS — 97.8%	Shares	Value
Consumer Discretionary — 14.9%
Auto Components — 7.3%
Goodyear Tire & Rubber Company (The) (a)	1,176	$37,450
Johnson Controls, Inc. (a)	1,120	58,262
Tenneco, Inc. (b)	259	15,209
		110,921
Internet & Catalog Retail — 3.6%
Liberty Interactive Corporation - Series A (a) (b)	1,958	54,765

Media — 4.0%
Comcast Corporation - Class A (a)	1,024	59,863

Energy — 8.2%
Energy Equipment & Services — 2.4%
National Oilwell Varco, Inc. (a)	736	36,204

Oil, Gas & Consumable Fuels — 5.8%
EOG Resources, Inc. (a)	517	45,853
Suncor Energy, Inc. (a)	1,454	42,500
		88,353
Financials — 15.5%
Capital Markets — 3.7%
Ameriprise Financial, Inc. (a)	456	56,813

Diversified Financial Services — 2.7%
NASDAQ OMX Group, Inc. (The) (a)	778	40,261

Insurance — 9.1%
Aflac, Inc. (a)	903	56,185
AmTrust Financial Services, Inc. (a)	351	21,123
Assurant, Inc. (a)	325	21,401
Willis Group Holdings plc (a)	815	38,680
		137,389
Health Care — 10.3%
Health Care Providers & Services — 10.3%
Aetna, Inc. (a)	654	77,152
Anthem, Inc. (a)	470	78,890
		156,042
Industrials — 16.4%
Aerospace & Defense — 3.9%
Raytheon Company (a)	579	59,788

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.8% (Continued)	Shares	Value
Industrials — 16.4% (Continued)
Construction & Engineering — 1.1%
AECOM (a) (b)	513	$16,944

Electrical Equipment — 3.6%
Eaton Corporation plc (a)	756	54,122

Road & Rail — 4.2%
Avis Budget Group, Inc. (a) (b)	484	24,684
Hertz Global Holdings, Inc. (a) (b)	1,968	39,143
		63,827
Trading Companies & Distributors — 3.6%
AerCap Holdings N.V. (a) (b)	970	46,793
MRC Global, Inc. (a) (b)	468	7,165
		53,958
Information Technology — 28.1%
Electronic Equipment, Instruments & Components — 7.7%
Corning, Inc. (a)	2,607	54,538
TE Connectivity Ltd. (a)	887	61,203
		115,741
IT Services — 3.5%
Western Union Company (The) (a)	2,441	53,580

Semiconductors & Semiconductor Equipment — 6.9%
Avago Technologies Ltd. (a)	710	105,130

Software — 3.9%
Symantec Corporation (a)	2,380	58,608

Technology Hardware, Storage & Peripherals — 6.1%
Lexmark International, Inc. - Class A (a)	285	13,104
NCR Corporation (b)	768	23,079
Western Digital Corporation (a)	573	55,787
		91,970
Materials — 4.4%
Chemicals — 3.2%
Celanese Corporation - Series A (a)	711	48,952

Containers & Packaging — 1.2%
Owens-Illinois, Inc. (a) (b)	753	17,997

Total Common Stocks (Cost $1,406,919)		$1,481,228

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.3%	Shares	Value
Invesco Liquid Assets Portfolio (The) - Institutional Shares, 0.10%(c) (Cost $64,301)	64,301	$64,301

Total Investments at Value — 102.1% (Cost $1,471,220)		$1,545,529

Liabilities in Excess of Other Assets (d) — (2.1%)		(31,430)

Net Assets — 100.0%		$1,514,099

(a)	All or a portion of the shares have been committed as collateral for open short positions (Note 2).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2015.
(d)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF SECURITIES SOLD SHORT May 31, 2015 (Unaudited)
EXCHANGE-TRADED FUNDS — 48.2%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,267	$96,672
Energy Select Sector SPDR® Fund (The)	882	69,122
Financial Select Sector SPDR® Fund (The)	5,982	147,157
Health Care Select Sector SPDR® Fund (The)	988	74,100
Industrial Select Sector SPDR® Fund (The)	3,049	170,165
Materials Select Sector SPDR® Fund (The)	410	20,750
Technology Select Sector SPDR® Fund (The)	3,505	152,012
Total Securities Sold Short — 48.2% (Proceeds $702,316)		$729,978

See accompanying notes to financial statements.

LYRICAL FAMILY OF FUNDS STATEMENTS OF ASSETS AND LIABILITIES May 31, 2015 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
ASSETS
Investments in securities:
At acquisition cost	$671,301,202	$1,471,220
At value (Note 2)	$748,401,564	$1,545,529
Deposits with brokers for securities sold short (Note 2)	—	685,151
Dividends receivable	600,584	1,233
Receivable for capital shares sold	1,572,893	150
Receivable from Adviser (Note 4)	—	13,101
Other assets	51,273	10,206
Total assets	750,626,314	2,255,370

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $— and $702,316, respectively)	—	729,978
Payable for investment securities purchased	4,941,830	—
Payable for capital shares redeemed	444,058	—
Payable to Adviser (Note 4)	921,737	—
Payable to administrator (Note 4)	67,390	7,510
Accrued distribution fees (Note 4)	40,797	—
Accrued brokerage expense on securities sold short (Note 2)	—	462
Other accrued expenses	32,908	3,321
Total liabilities	6,448,720	741,271

NET ASSETS	$744,177,594	$1,514,099

NET ASSETS CONSIST OF:
Paid-in capital	$656,031,967	$1,475,183
Accumulated net investment loss	(354,484)	(11,683)
Accumulated net realized gains from security transactions	11,399,749	3,952
Net unrealized appreciation (depreciation) on:
Investments	77,100,362	74,309
Short positions	—	(27,662)
NET ASSETS	$744,177,594	$1,514,099

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$623,820,646	$821,146
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	36,840,321	80,096
Net asset value, offering price and redemption price per share (Note 2)	$16.93	$10.25

INVESTOR CLASS
Net assets applicable to Investor Class	$120,356,948	$692,953
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,123,708	67,735
Net asset value, offering price and redemption price per share (Note 2)	$16.90	$10.23

See accompanying notes to financial statements.

LYRICAL FAMILY OF FUNDS STATEMENTS OF OPERATIONS Six Months Ended May 31, 2015 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
INVESTMENT INCOME
Dividend income	$4,732,703	$9,560
Foreign withholding taxes on dividends	(70,773)	(138)
Total investment income	4,661,930	9,422

EXPENSES
Investment advisory fees (Note 4)	4,263,698 (a)	10,307
Administration fees (Note 4)	257,989	12,000
Distribution fees - Investor Class (Note 4)	87,742	838
Fund accounting fees (Note 4)	46,158	15,063
Registration and filing fees	56,355	4,644
Transfer agent fees (Note 4)	36,176	12,000
Custody and bank service fees	43,205	3,825
Compliance fees (Note 4)	33,913	5,990
Professional fees	16,572	15,072
Postage and supplies	8,293	1,997
Trustees' fees and expenses (Note 4)	4,106	4,106
Printing of shareholder reports	5,360	2,600
Dividend expense on securities sold short (Note 2)	—	5,683
Prime brokerage expense on securities sold short (Note 2)	—	2,946
Insurance expense	1,299	1,299
Other expenses	9,690	3,658
Total expenses	4,870,556	102,028
Advisory fees waived and/or expense reimbursements by Adviser (Note 4)	(22,613)	(80,923)
Net expenses	4,847,943	21,105

NET INVESTMENT LOSS	(186,013)	(11,683)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	11,468,112	9,024
Securities sold short	—	(1,937)
Net change in unrealized appreciation/depreciation on:
Investments	30,855,287	74,310
Securities sold short	—	(10,742)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	42,323,399	70,655

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,137,386	$58,972

(a)	Includes $160,074 of prior years’ investment advisory fee waivers and expense reimbursements recouped by the Adviser (Note 4).
See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
FROM OPERATIONS
Net investment loss	$(186,013)	$(15,582)
Net realized gains from security transactions	11,468,112	11,870,000
Net change in unrealized appreciation/depreciation on investments	30,855,287	37,708,433
Net increase in net assets resulting from operations	42,137,386	49,562,851

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Institutional Class	(168,471)	(17,629)
From net realized gains, Institutional Class	(11,690,275)	(1,211,369)
From net realized gains, Investor Class	(193,318)	—
Decrease in net assets from distributions to shareholders	(12,052,064)	(1,228,998)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	205,166,520	460,875,190
Net asset value of shares issued in reinvestment of distributions to shareholders	9,377,973	1,000,129
Payments for shares redeemed	(164,728,274)	(60,859,243)
Net increase in Institutional Class net assets from capital share transactions	49,816,219	401,016,076

Investor Class
Proceeds from shares sold	112,291,431	11,209,228
Net asset value of shares issued in reinvestment of distributions to shareholders	181,114	—
Payments for shares redeemed	(4,250,410)	(2,453,295)
Net increase in Investor Class net assets from capital share transactions	108,222,135	8,755,933

TOTAL INCREASE IN NET ASSETS	188,123,676	458,105,862

NET ASSETS
Beginning of period	556,053,918	97,948,056
End of period	$744,177,594	$556,053,918

ACCUMULATED NET INVESTMENT LOSS	$(354,484)	$—

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	12,628,193	30,358,655
Shares issued in reinvestment of distributions to shareholders	592,967	68,785
Shares redeemed	(9,954,286)	(3,961,000)
Net increase in shares outstanding	3,266,874	26,466,440
Shares outstanding at beginning of period	33,573,447	7,107,007
Shares outstanding at end of period	36,840,321	33,573,447

Investor Class
Shares sold	6,815,739	712,342
Shares issued in reinvestment of distributions to shareholders	11,470	—
Shares redeemed	(258,695)	(157,148)
Net increase in shares outstanding	6,568,514	555,194
Shares outstanding at beginning of period	555,194	—
Shares outstanding at end of period	7,123,708	555,194

See accompanying notes to financial statements.

LYRICAL U.S. HEDGED VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2015 (Unaudited)	Period Ended November 30, 2014(a)
FROM OPERATIONS
Net investment loss	$(11,683)	$(5,347)
Net realized gains (losses) from:
Investments	9,024	5,822
Securities sold short	(1,937)	(3,499)
Net change in unrealized appreciation/depreciation on:
Investments	74,310	(1)
Securities sold short	(10,742)	(16,920)
Net increase (decrease) in net assets resulting from operations	58,972	(19,945)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains, Institutional Class	(54)	—
From net realized gains, Investor Class	(57)	—
Decrease in net assets from distributions to shareholders	(111)	—

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	200,000	600,000
Net asset value of shares issued in reinvestment of distributions to shareholders	54	—
Net increase in Institutional Class net assets from capital share transactions	200,054	600,000

Investor Class
Proceeds from shares sold	78,309	668,686
Net asset value of shares issued in reinvestment of distributions to shareholders	54	—
Payments for shares redeemed	(28,861)	(43,059)
Net increase in Investor Class net assets from capital share transactions	49,502	625,627

TOTAL INCREASE IN NET ASSETS	308,417	1,205,682

NET ASSETS
Beginning of period	1,205,682	—
End of period	$1,514,099	$1,205,682

ACCUMULATED NET INVESTMENT LOSS	$(11,683)	$—

(a)	Represents the period from the commencement of operations (July 14, 2014) through November 30, 2014.
See accompanying notes to financial statements.

LYRICAL U.S. HEDGED VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2015 (Unaudited)	Period Ended November 30, 2014(a)
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	19,802	60,288
Shares issued in reinvestment of distributions to shareholders	6	—
Net increase in shares outstanding	19,808	60,288
Shares outstanding at beginning of period	60,288	—
Shares outstanding at end of period	80,096	60,288

Investor Class
Shares sold	7,912	67,265
Shares issued in reinvestment of distributions to shareholders	6	—
Shares redeemed	(2,886)	(4,562)
Net increase in shares outstanding	5,032	62,703
Shares outstanding at beginning of period	62,703	—
Shares outstanding at end of period	67,735	62,703

(a)	Represents the period from the commencement of operations (July 14, 2014) through November 30, 2014.
See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2015 (Unaudited)		Year Ended November 30, 2014		Period Ended November 30, 2013(a)
Net asset value at beginning of period	$16.29		$13.78		$10.00

Income (loss) from investment operations:
Net investment loss	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)
Net realized and unrealized gains on investments	0.99		2.66		3.78
Total from investment operations	0.99		2.66		3.78

Less distributions:
Dividends from net investment income	(0.00	)(b)	(0.00	)(b)	—
Distributions from net realized gains	(0.35)		(0.15)		—
Total distributions	(0.35)		(0.15)		—

Net asset value at end of period	$16.93		$16.29		$13.78

Total return (c)	6.25	%(d)	19.41%		37.80	%(d)

Net assets at end of period (000's)	$623,821		$547,021		$97,948

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.45	%(e)	1.45%		1.93	%(e)

Ratio of net expenses to average net assets (f)	1.45	%(e)	1.44%		1.45	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.04%	)(e)	(0.00%	)(g)	0.01	%(e)

Portfolio turnover rate	7	%(d)	20%		26	%(d)

(a)	Represents the period from the commencement of operations (February 4, 2013) through November 30, 2013.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not waived advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).
(g)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2015 (Unaudited)		Period Ended November 30, 2014(a)
Net asset value at beginning of period	$16.27		$14.68

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.01)
Net realized and unrealized gains on investments	0.99		1.60
Total from investment operations	0.98		1.59

Less distributions:
Distributions from net realized gains	(0.35)		—

Net asset value at end of period	$16.90		$16.27

Total return (b)	6.16	%(c)	10.83	%(c)

Net assets at end of period (000's)	$120,357		$9,033

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.74	%(d)	2.39	%(d)

Ratio of net expenses to average net assets (e)	1.70	%(d)	1.70	%(d)

Ratio of net investment loss to average net assets (e)	(0.20%	)(d)	(0.18%	)(d)

Portfolio turnover rate	7	%(c)	20	%(c)(f)

(a)	Represents the period from the commencement of operations (February 25, 2014) through November 30, 2014.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not waived advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).
(f)	Represents the year ended November 30, 2014.
See accompanying notes to financial statements.

LYRICAL U.S. HEDGED VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2015 (Unaudited)		Period Ended November 30, 2014(a)
Net asset value at beginning of period	$9.81		$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.04)
Net realized and unrealized gains (losses) on investments and securities sold short	0.51		(0.15)
Total from investment operations	0.44		(0.19)

Less distributions:
Distributions from net realized gains	(0.00	)(b)	—

Net asset value at end of period	$10.25		$9.81

Total return (c)	4.49	%(d)	(1.90%	)(d)

Net assets at end of period (000's)	$821		$591

Ratios/supplementary data:
Ratio of total expenses to average net assets	15.07	%(e)	16.57	%(e)

Ratio of net expenses to average net assets (f)	3.04	%(e)	2.59	%(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	2.19	%(e)	1.99	%(e)

Ratio of net expenses to average net assets excluding dividend expense and prime brokerage expense on securities sold short (f)	1.75	%(e)	1.75	%(e)

Ratio of net investment loss to average net assets (f)	(1.61%	)(e)	(1.15%	)(e)

Portfolio turnover rate	3	%(d)	9	%(d)

(a)	Represents the period from the commencement of operations (July 14, 2014) through November 30, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not waived advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).
See accompanying notes to financial statements.

LYRICAL U.S. HEDGED VALUE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2015 (Unaudited)		Period Ended November 30, 2014(a)
Net asset value at beginning of period	$9.80		$10.00

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.05)
Net realized and unrealized gains (losses) on investments and securities sold short	0.52		(0.15)
Total from investment operations	0.43		(0.20)

Less distributions:
Distributions from net realized gains	(0.00	)(b)	—

Net asset value at end of period	$10.23		$9.80

Total return (c)	4.40	%(d)	(2.00%	)(d)

Net assets at end of period (000's)	$693		$614

Ratios/supplementary data:
Ratio of total expenses to average net assets	15.58	%(e)	16.95	%(e)

Ratio of net expenses to average net assets (f)	3.29	%(e)	2.84	%(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	2.44	%(e)	2.24	%(e)

Ratio of net expenses to average net assets excluding dividend expense and prime brokerage expense on securities sold short (f)	2.00	%(e)	2.00	%(e)

Ratio of net investment loss to average net assets (f)	(1.90%	)(e)	(1.38%	)(e)

Portfolio turnover rate	3	%(d)	9	%(d)

(a)	Represents the period from the commencement of operations (July 14, 2014) through November 30, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not waived advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).
See accompanying notes to financial statements.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical U.S. Hedged Value Fund commenced operations on July 14, 2014.

The investment objective of each Fund is long-term capital growth.

Each Fund offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and require a $100,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and require a $2,500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2015:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$736,145,442	$—	$—	$736,145,442
Money Market Funds	12,256,122	—	—	12,256,122
Total	$748,401,564	$—	$—	$748,401,564

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,481,228	$—	$—	$1,481,228
Money Market Funds	64,301	—	—	64,301
Total	$1,545,529	$—	$—	$1,545,529

Other Financial Instruments
Exchange-Traded Funds - Sold Short	$(729,978)	$—	$—	$(729,978)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of May 31, 2015, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not hold any

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2015 and November 30, 2014 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Lyrical U.S. Value Equity Fund - Institutional Class
May 31, 2015	$7,662,064	$4,196,682	$11,858,746
November 30, 2014	$1,228,998	$—	$1,228,998
Lyrical U.S. Value Equity Fund - Investor Class
May 31, 2015	$123,919	$69,399	$193,318
November 30, 2014	$—	$—	$—
Lyrical U.S. Hedged Value Fund - Institutional Class
May 31, 2015	$54	$—	$54
November 30, 2014	$—	$—	$—
Lyrical U.S. Hedged Value Fund - Investor Class
May 31, 2015	$57	$—	$57
November 30, 2014	$—	$—	$—

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Short Positions – Lyrical U.S. Hedged Value Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as dividend expense and prime brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent Lyrical U.S. Hedged Value Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the “Adviser”) to accurately anticipate the future value of a security.

The Fund may also take short positions in shares of exchange-traded funds (“ETFs”), which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s net asset value) and index-tracking risk.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2015:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
Tax cost of portfolio investments	$671,824,975	$1,471,220
Gross unrealized appreciation	$105,322,642	$160,189
Gross unrealized depreciation	(28,746,053)	(85,880)
Net unrealized appreciation	76,576,589	74,309
Net unrealized depreciation on securities sold short	—	(30,741)
Accumulated net investment loss	(354,484)	(11,683)
Other gains	11,923,522	7,031
Distributable earnings	$88,145,627	$38,916

As of May 31, 2015, the proceeds of securities sold short on a tax basis is $699,237 for Lyrical U.S. Hedged Value Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost of portfolio investments and securities sold short is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax periods (periods ended November 30, 2013 and November 30, 2014 for Lyrical U.S. Value Equity Fund and November 30, 2014 for Lyrical U.S. Hedged Value Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds indentify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended May 31, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $193,665,666 and $46,655,778, respectively, for Lyrical U.S. Value Equity Fund and $229,770 and $45,059, respectively, for Lyrical U.S. Hedged Value Fund.

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% and 1.55%, respectively, of each fund’s average daily net assets.

Pursuant to an Expense Limitation Agreement between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2017, to waive investment advisory fees and reimburse other operating expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following amounts of average daily net assets attributable to each respective class:

	Institutional Class	Investor Class
Lyrical U.S. Value Equity Fund	1.45%	1.70%
Lyrical U.S. Hedged Value Fund	1.75%	2.00%

Accordingly, during the six months ended May 31, 2015, the Adviser waived its investment advisory fees and reimbursed expenses as follows:

	Investment Advisory Fees Waived	Expenses Reimbursed	Total
Lyrical U.S. Value Equity Fund	$—	$22,613	$22,613
Lyrical U.S. Hedged Value Fund	$10,307	$70,616	$80,923

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the Expense Limitation Agreement, investment advisory fee waivers and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitations. During the six months ended May 31, 2015, the Adviser recouped $160,074 of prior years’ investment advisory fee waivers and expenses reimbursed from Lyrical U.S. Value Equity Fund. As of May 31, 2015, the Adviser may seek recoupment of investment advisory fee waivers and expense reimbursements no later than the dates as stated below:

	November 30, 2017	May 31, 2018	Total
Lyrical U.S. Value Equity Fund	$4,673	$22,613	$27,286
Lyrical U.S. Hedged Value Fund	$59,418	$80,923	$140,341

The Principal Executive Officer of the Funds is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing its portfolio securities.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain Trustees and officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2015, the Investor Class shares of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund incurred $87,742 and $838, respectively, of distribution fees under the Plan.

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. In addition, effective January 1, 2015, each Independent Trustee also receives a $500 annual retainer from each Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2015, the following shareholders owned of record 5% or more of the outstanding shares of each class of each Fund:

NAME OF RECORD OWNER	% Ownership
Lyrical U.S. Value Equity Fund - Institutional Class
Charles Schwab & Company, Inc. (for the benefit of its customers)	28%
Merrill Lynch, Pierce Fenner & Smith (for the benefit of its customers)	15%
UBS Financial Services, Inc. (for the benefit of its customers)	9%
Lyrical U.S. Value Equity Fund - Investor Class
Pershing LLC (for the benefit of its customers)	6%
Lyrical U.S. Hedged Value Fund - Institutional Class
Lyrical Asset Management LP	62%
Ann S. Riesenberg	25%
George Wellington	13%
Lyrical U.S. Hedged Value Fund - Investor Class
Lyrical Asset Management LP	74%
Oppenheimer & Company, Inc. (for the benefit of its customers)	6%

A beneficial owner of 25% or more of either Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2015, Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund had 28.0% and 28.1% respectively, of the value of its net assets invested in stocks within the Information Technology sector.

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

LYRICAL FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees (e.g., 12b-1 fees)) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2014) and held until the end of the period (May 31, 2015).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

LYRICAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
Lyrical U.S. Value Equity Fund
Institutional Class
Actual	$1,000.00	$1,062.50	1.45%	$ 7.46
Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.70	1.45%	$ 7.29
Investor Class
Actual	$1,000.00	$1,061.60	1.70%	$ 8.74
Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.45	1.70%	$ 8.55
Lyrical U.S. Hedged Value Fund
Institutional Class
Actual	$1,000.00	$1,044.90	3.04%	$ 15.50
Hypothetical 5% Return (before expenses)	$1,000.00	$1,009.77	3.04%	$ 15.23
Investor Class
Actual	$1,000.00	$1,044.00	3.29%	$ 16.77
Hypothetical 5% Return (before expenses)	$1,000.00	$1,008.53	3.29%	$ 16.47

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)

Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period), for Actual and Hypothetical 5% Return information, respectively.

LYRICAL FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RYAN LABS CORE BOND FUND
(RLCBX)

Semi-Annual Report

May 31, 2015

(Unaudited)

RYAN LABS CORE BOND FUND LETTER TO SHAREHOLDERS	June 26, 2015

Dear Shareholders,

INVESTMENT PHILOSOPHY

The overall investment objective of Ryan Labs Core Bond Fund (the “Fund”) is to seek total return versus the Barclays U.S. Aggregate Bond Index (the “Benchmark”) while providing protection against interest rate risk. We attempt to accomplish these investment objectives by investing at least 80% of Fund assets in US dollar-denominated, investment-grade fixed income securities. The sensitivity to interest rate changes is intended to track the market for domestic, investment-grade fixed income securities. The modified duration of the Fund’s investment portfolio at the end of each calendar month during a fiscal year will typically be within half a year of the Benchmark. The primary strategies utilized for value-add are sector rotation, issue selection, and yield curve positioning.

PERFORMANCE SUMMARY

Since the Fund’s inception on December 29, 2014 through May 31, 2015, the Fund returned +1.55% compared to the Benchmark return of +1.00%, therefore outperforming the Benchmark by +55 bps.

MARKET SUMMARY

Economic news has been mixed and investors are carefully watching the Federal Reserve (the “Fed”) as the US economy improves. The fallout related to oil’s sharp sell-off has also unnerved parts of the credit market, as energy-related names have experienced substantial volatility. A stronger USD has generally gone hand-in-hand with inflows to US assets, such as US Treasuries and other US fixed income assets. Low global bond yields from many developed nations, particularly the Eurozone and Germany’s Bunds, make longer duration US yields look attractive relative to their developed-nation counterparts. Inflation has still remained relatively subdued with the Fed’s preferred measure, the Core PCE Deflator recently coming in below analyst expectations at 1.2%. The most recent May CPI release was at 1.7% year-over-year (“YoY”) for the Core CPI, which excludes Food and Energy, while the overall CPI was flat at 0% YoY. Inflationary pressure has not been a major problem for the last several years which has allowed the Fed to remain dovish. Greece, and the Eurozone’s handling of Greece austerity, continues to impact macroeconomics globally. The European Central Bank has stepped forward with unprecedented quantitative easing, and their bond purchases have helped drive Eurozone yields down. Overall, our position is that we are in a late-cycle domestic recovery.

PERFORMANCE DISCUSSION

The Fund’s portfolio was overweight corporate bonds and securitized products relative to the Benchmark. The portfolio was underweight US Treasuries and government-related securities. The calendar year-to-date (“YTD”) excess returns, versus duration-neutral US Treasuries, was +4 bps for the Barclays Credit Index and -86 bps for Barclays Long Credit Index. For the first time in this year, the 30-year treasury yield was above 3%. For a historical context, within high-grade fixed income, credit spreads in the Benchmark ended 2011 at 217

1

bps, 2012 at 133 bps, tightened to 111 bps to end 2013, widened to 125 bps to end 2014 and were at 127 bps off Treasuries at the end of the May 2015. Spreads on Financial sector credits ended May at 119 bps, versus the end of 2014 at 117 bps. Industrials also finished the period flat, ending May at 141 bps versus 140 bps off US Treasuries at the end of 2014. YTD Agency mortgage-backed securities (“MBS”) underperformed duration-neutral US Treasuries by -24 bps, while Commercial MBS outperformed by 50 bps.

OUTLOOK

In the short- and intermediate-duration space, we are still finding relative value in the securitized credit space, particularly in lower-leveraged post-crisis Commercial MBS subordinate bonds. In the Asset-Backed Securities (“ABS”) space, we continue to like the Auto sector, particularly the larger subprime auto shelves such as GM Financial (Americredit/AMCAR) and Santander Drive Auto securitizations (SDART).

Within corporate credit, we are mindful of potential M&A and credit event risk at this stage of the credit cycle. We are also paying attention to names that are re-leveraging their balance sheet through excessive debt issuance or increased stock buybacks, and we are trying to avoid asymmetric downside in these names. We think in a post Dodd-Frank world and increased bank regulatory environment, much of the financial and major money-center bank names are running less-risky debt profiles making them attractive, even at the expense of return-on-equity and growth.

Sean McShea
 President, Ryan Labs Asset Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-561-3087.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus, please visit our website at www.apexcmfund.com or call 1-866-561-3087 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Ryan Labs Core Bond Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

2

RYAN LABS CORE BOND FUND
PORTFOLIO INFORMATION
May 31, 2015 (Unaudited)

Asset Allocation (% of Net Assets)

Top 10 Bond Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 0.250%, due 04/15/16	3.7%
U.S. Treasury Notes, 1.000%, due 02/15/18	3.0%
Federal National Mortgage Association, Pool #AB9345, 3.000%, due 05/01/43	2.8%
Federal National Mortgage Association, Pool #AB9558, 3.000%, due 06/01/43	2.7%
Federal Home Loan Mortgage Corporation, Pool #Q20576, 3.000%, due 08/01/43	2.5%
AmeriCredit Automobile Receivables Trust, Series 2013-5, 2.860%, due 06/08/20	2.5%
Santander Drive Auto Receivables Trust, Series 2014-4, 3.100%, due 11/16/20	2.5%
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C17, 4.887%(a), due 12/15/23	2.3%
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C13, 4.056%(a), due 07/15/23	2.2%
Federal National Mortgage Association, Pool #AB3419, 4.500%, due 08/01/41	1.9%

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2015.

3

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS May 31, 2015 (Unaudited)
U.S. TREASURY OBLIGATIONS — 9.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes — 7.2%
U.S. Treasury Notes	0.250%	04/15/16	$695,000	$694,946
U.S. Treasury Notes	1.000%	02/15/18	560,000	562,100
U.S. Treasury Notes	1.375%	04/30/20	95,000	94,577
				1,351,623
U.S. Treasury Bonds — 1.8%
U.S. Treasury Bonds	3.375%	05/15/44	305,000	335,905

Total U.S. Treasury Obligations (Cost $1,689,424)				$1,687,528

MORTGAGE-BACKED SECURITIES — 21.1%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 4.7%
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	$168,529	$185,513
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	463,435	469,608
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	209,267	218,518
				873,639
Federal National Mortgage Association — 14.1%
Federal National Mortgage Association, Series 2015-M7	2.502%	12/25/24	80,000	78,813
Federal National Mortgage Association, Pool #AB5490	3.000%	06/01/27	121,896	127,640
Federal National Mortgage Association, Pool #AO7976	3.000%	06/01/27	123,694	129,547
Federal National Mortgage Association, Pool #AL3773	3.000%	06/01/28	133,787	140,110
Federal National Mortgage Association, Pool #AB3419	4.500%	08/01/41	328,959	358,675
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	238,207	242,292
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	505,906	513,997
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	494,546	502,462

4

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 21.1% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 14.1% (Continued)
Federal National Mortgage Association, Pool #AE0443	6.500%	06/01/43	$41,893	$48,225
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	217,004	227,928
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	137,700	144,514
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	103,726	111,761
				2,625,964
Government National Mortgage Association — 2.3%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	160,904	176,643
Government National Mortgage Association, Series 2014-135	2.400%	08/16/45	249,343	253,346
				429,989
Total Mortgage-Backed Securities (Cost $3,914,377)				$3,929,592

ASSET-BACKED SECURITIES — 24.2%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2014-3	3.130%	09/08/18	$250,000	$252,893
AmeriCredit Automobile Receivables Trust, Series 2013-5	2.860%	06/08/20	460,000	466,958
AmeriCredit Automobile Receivables Trust, Series 2014-1	2.540%	06/08/20	50,000	49,901
AmeriCredit Automobile Receivables Trust, Series 2014-2	2.570%	06/08/20	180,000	180,531
AmeriCredit Automobile Receivables Trust, Series 2014-4	3.070%	06/08/20	240,000	242,264
AmeriCredit Automobile Receivables Trust, Series 2015-2	3.000%	06/08/21	100,000	99,845
Capital Auto Receivables Asset Trust, Series 2014-1	3.390%	07/22/19	330,000	337,867
Capital Auto Receivables Asset Trust, Series 2014-3	3.140%	02/20/20	300,000	303,392
CSAIL Commercial Mortgage Trust, Series 2015-C1	4.445%	02/15/25	275,000	282,212

5

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ASSET-BACKED SECURITIES — 24.2% (Continued)	Coupon	Maturity	Par Value	Value
CSAIL Commercial Mortgage Trust, Series 2015-C2 (a)	4.354%	05/15/25	$80,000	$72,781
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C13 (a)	4.056%	07/15/23	410,000	417,899
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C17 (a)	4.887%	12/15/23	390,000	420,428
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C19 (a)	4.677%	04/15/24	240,000	254,861
Santander Drive Auto Receivables Trust, Series 2014-2	2.760%	02/18/20	110,000	111,401
Santander Drive Auto Receivables Trust, Series 2014-3	2.650%	08/17/20	200,000	199,723
Santander Drive Auto Receivables Trust, Series 2014-4	3.100%	11/16/20	450,000	457,631
Santander Drive Auto Receivables Trust, Series 2015-1	3.240%	04/15/21	90,000	91,022
Structured Agency Credit Risk Debt Notes, Series 15-DN1 (a)	2.585%	01/25/25	150,000	151,980
Structured Agency Credit Risk Debt Notes, Series 15-DNA1 (a)	2.035%	10/25/27	115,000	114,906
Total Asset-Backed Securities (Cost $4,458,748)				$4,508,495

CORPORATE BONDS — 42.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 3.7%
AmerisourceBergen Corporation	4.250%	03/01/45	$55,000	$53,667
Coach, Inc.	4.250%	04/01/25	90,000	88,488
Comcast Corporation	3.600%	03/01/24	130,000	134,519
Comcast Corporation	4.200%	08/15/34	35,000	35,059
DIRECTV Holdings, LLC	4.600%	02/15/21	95,000	102,296
Home Depot, Inc. (The)	4.400%	03/15/45	95,000	98,075
Lowe's Companies, Inc.	4.250%	09/15/44	65,000	66,232
Starbucks Corporation	2.000%	12/05/18	110,000	111,969
				690,305
Consumer Staples — 0.2%
Walgreens Boots Alliance, Inc.	2.700%	11/18/19	35,000	35,523

6

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 42.6% (Continued)	Coupon	Maturity	Par Value	Value
Energy — 2.5%
BP Capital Markets plc	1.375%	05/10/18	$100,000	$99,793
Chevron Corporation	1.375%	06/24/18	190,000	191,910
Ensco plc	5.750%	10/01/44	90,000	86,706
Noble Holding International Ltd.	6.950%	04/01/45	50,000	48,665
Shell International Finance B.V.	4.125%	05/11/35	40,000	40,372
				467,446
Financials — 18.0%
Bank of America Corporation	1.650%	03/26/18	190,000	190,040
Bank of America Corporation	5.875%	01/05/21	35,000	40,396
Bank of New York Mellon Corporation	2.100%	01/15/19	210,000	211,189
Bear Stearns Companies, LLC	7.250%	02/01/18	85,000	97,096
Berkshire Hathaway, Inc.	2.100%	08/14/19	100,000	101,738
BNP Paribas	2.400%	12/12/18	185,000	188,063
Branch Banking & Trust Company	3.800%	10/30/26	215,000	223,606
Citigroup, Inc.	8.500%	05/22/19	90,000	111,036
Citigroup, Inc.	3.300%	04/27/25	95,000	93,445
CME Group, Inc.	5.300%	09/15/43	105,000	123,704
Duke Realty, L.P.	3.750%	12/01/24	35,000	35,599
Ford Motor Credit Company, LLC	5.875%	08/02/21	175,000	202,802
Goldman Sachs Group, Inc.	6.250%	09/01/17	250,000	274,948
Goldman Sachs Group, Inc.	3.850%	07/08/24	185,000	188,876
Goldman Sachs Group, Inc.	5.150%	05/22/45	25,000	25,514
Health Care REIT, Inc.	3.625%	03/15/16	85,000	86,741
Hospitality Properties Trust	4.500%	03/15/25	85,000	85,949
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	116,975
JPMorgan Chase & Company	2.250%	01/23/20	340,000	338,225
JPMorgan Chase & Company	3.125%	01/23/25	85,000	83,284
JPMorgan Chase & Company	4.950%	06/01/45	60,000	60,786
Mastercard, Inc.	2.000%	04/01/19	105,000	106,009
NYSE Euronext	2.000%	10/05/17	165,000	167,047
Simon Property Group, L.P.	2.200%	02/01/19	205,000	208,184
				3,361,252
Health Care — 4.3%
AbbVie, Inc.	4.700%	05/14/45	70,000	71,162
Actavis Funding SCS	4.750%	03/15/45	130,000	128,733
Aetna, Inc.	3.500%	11/15/24	120,000	121,590
Amgen, Inc.	2.200%	05/22/19	100,000	100,524
Amgen, Inc.	4.400%	05/01/45	95,000	91,980
Anthem, Inc.	4.650%	08/15/44	15,000	15,200

7

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 42.6% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 4.3% (Continued)
Becton, Dickinson and Company	3.734%	12/15/24	$100,000	$102,068
Gilead Sciences, Inc.	4.500%	02/01/45	30,000	30,654
Mylan, Inc.	2.550%	03/28/19	55,000	55,110
UnitedHealth Group, Inc.	2.875%	12/15/21	90,000	91,428
				808,449
Industrials — 2.1%
Illinois Tool Works, Inc.	6.250%	04/01/19	95,000	109,549
Lockheed Martin Corporation	3.800%	03/01/45	95,000	88,324
Raytheon Company	3.150%	12/15/24	90,000	91,882
United Technologies Corporation	4.150%	05/15/45	100,000	98,537
				388,292
Information Technology — 3.5%
Apple, Inc.	2.500%	02/09/25	95,000	90,786
Apple, Inc.	3.200%	05/13/25	15,000	15,151
Apple, Inc.	4.375%	05/13/45	95,000	96,249
Dun & Bradstreet Corporation	2.875%	11/15/15	150,000	151,487
Microsoft Corporation	3.500%	02/12/35	90,000	84,062
Motorola Solutions, Inc.	3.750%	05/15/22	95,000	94,949
Oracle Corporation	2.950%	05/15/25	90,000	88,344
QUALCOMM, Inc.	4.650%	05/20/35	20,000	19,932
				640,960
Materials — 4.1%
Agrium, Inc.	3.375%	03/15/25	30,000	29,345
CF Industries, Inc.	5.150%	03/15/34	150,000	157,410
Ecolab, Inc.	1.450%	12/08/17	100,000	99,685
Freeport-McMoRan, Inc.	2.375%	03/15/18	200,000	199,211
LyondellBasell Industries N.V.	5.000%	04/15/19	185,000	202,853
Southern Copper Corporation	3.875%	04/23/25	70,000	68,496
				757,000
Telecommunication Services — 1.5%
AT&T, Inc.	4.500%	05/15/35	95,000	90,060
Verizon Communications, Inc.	2.500%	09/15/16	103,000	104,781
Verizon Communications, Inc.	6.550%	09/15/43	75,000	91,101
				285,942
Utilities — 2.7%
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	124,704
Commonwealth Edison Company	2.150%	01/15/19	75,000	76,206
Duke Energy Carolinas	5.300%	02/15/40	105,000	124,330
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	68,286

8

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 42.6% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 2.7% (Continued)
PacifiCorp	4.100%	02/01/42	$105,000	$106,238
				499,764
Total Corporate Bonds (Cost $7,957,050)				$7,934,933

INTERNATIONAL BONDS — 0.5%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $99,436)	4.000%	10/02/23	$95,000	$99,038

MONEY MARKET FUNDS — 1.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b) (Cost $286,091)	286,091	$286,091

Total Investments at Value — 98.9% (Cost $18,405,126)		$18,445,677

Other Assets in Excess of Liabilities 1.1%		198,946

Net Assets — 100.0%		$18,644,623

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2015.
(b)	The rate shown is the 7-day effective yield as of May 31, 2015.
See accompanying notes to financial statements.

9

RYAN LABS CORE BOND FUND STATEMENT OF ASSETS AND LIABILITIES May 31, 2015 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$18,405,126
At value (Note 2)	$18,445,677
Dividends and interest receivable	89,656
Receivable from Adviser (Note 4)	5,154
Receivable for securities sold	460,444
Other assets	3,148
TOTAL ASSETS	19,004,079

LIABILITIES
Payable for securities purchased	345,486
Payable to administrator (Note 4)	6,200
Other accrued expenses	7,770
TOTAL LIABILITIES	359,456

NET ASSETS	$18,644,623

NET ASSETS CONSIST OF:
Paid-in capital	$18,524,932
Accumulated net investment income	100
Accumulated net realized gains from security transactions	79,040
Net unrealized appreciation on investments	40,551
NET ASSETS	$18,644,623

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,852,433

Net asset value, offering price and redemption price per share (Note 2)	$10.06

See accompanying notes to financial statements.

10

RYAN LABS CORE BOND FUND STATEMENT OF OPERATIONS For the Period Ended May 31, 2015 (a) (Unaudited)
INVESTMENT INCOME
Dividend income	$59
Interest	206,995
207,054
EXPENSES
Investment advisory fees (Note 4)	31,362
Fund accounting fees (Note 4)	10,816
Administration fees (Note 4)	10,000
Pricing costs	7,809
Registration and filing fees	7,031
Professional fees	6,488
Trustees’ fees and expenses (Note 4)	5,429
Transfer agent fees (Note 4)	5,000
Compliance fees (Note 4)	5,000
Custody and bank service fees	3,230
Postage and supplies	1,913
Printing of shareholder reports	1,170
Insurance expense	1,069
Other expenses	1,551
TOTAL EXPENSES	97,868
Less fee waivers and expense reimbursements by the Adviser (Note 4)	(66,506)
NET EXPENSES	31,362

NET INVESTMENT INCOME	175,692

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	79,040
Net change in unrealized appreciation/depreciation on investments	40,551
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	119,591

NET INCREASE IN NET ASSETS FROM OPERATIONS	$295,283

(a)	Represents the period from the commencement of operations (December 29, 2014) through May 31, 2015.
See accompanying notes to financial statements.

11

RYAN LABS CORE BOND FUND STATEMENT OF CHANGES IN NET ASSETS
Period Ended May 31, 2015 (a) (Unaudited)
FROM OPERATIONS
Net investment income	$175,692
Net realized gains from investment transactions	79,040
Net change in unrealized appreciation/depreciation on investments	40,551
Net increase in net assets from operations	295,283

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(175,592)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	18,457,495
Net asset value of shares issued in reinvestment of distributions to shareholders	67,437
Increase from capital share transactions	18,524,932

TOTAL INCREASE IN NET ASSETS	18,644,623

NET ASSETS
Beginning of period	—
End of period	$18,644,623

ACCUMULATED NET INVESTMENT INCOME	$100

CAPITAL SHARE ACTIVITY
Shares sold	1,845,750
Shares reinvested	6,683
Increase in shares outstanding	1,852,433
Shares outstanding at beginning of period	—
Shares outstanding at end of period	1,852,433

(a)	Represents the period from the commencement of operations (December 29, 2014) through May 31, 2015.
See accompanying notes to financial statements.

12

RYAN LABS CORE BOND FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended May 31, 2015 (a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gains on investments	0.06
Total from investment operations	0.16

Less distributions from:
Net investment income	(0.10)

Net asset value at end of period	$10.06

Total return (b)	1.55	%(c)

Net assets at end of period (000’s)	$18,645

Ratios/supplementary data:

Ratio of total expenses to average net assets	1.24	%(d)

Ratio of net expenses to average net assets (e)	0.40	%(d)

Ratio of net investment income to average net assets (e)	2.23	%(d)

Portfolio turnover rate	46	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2014) through May 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total return would be lower if the Adviser had not waived advisory fees or reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee waivers and expense reimbursements. (Note 4).
See accompanying notes to financial statements.

13

RYAN LABS CORE BOND FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2015 (Unaudited)

1. Organization

Ryan Labs Core Bond Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 29, 2014.

The investment objective of the Fund is total return, consisting of current income and capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund’s fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the “Adviser”), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

14

RYAN LABS CORE BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$1,687,528	$—	$1,687,528
Mortgage-Backed Securities	—	3,929,592	—	3,929,592
Asset-Backed Securities	—	4,508,495	—	4,508,495
Corporate Bonds	—	7,934,933	—	7,934,933
International Bonds	—	99,038	—	99,038
Money Market Funds	286,091	—	—	286,091
Total	$286,091	$18,159,586	$—	$18,445,677

As of May 31, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date.

Security transactions – Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ

15

RYAN LABS CORE BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the period ended May 31, 2015 was ordinary income. On June 30, 2015, the Fund paid an ordinary income dividend of $0.0196 per share to shareholders of record on June 29, 2015.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. Accordingly, no provision for income tax has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2015:

Tax cost of portfolio investments	$18,405,126
Gross unrealized appreciation	$117,676
Gross unrealized depreciation	(77,125)
Net unrealized appreciation on investments	40,551
Accumulated ordinary income	100
Other gains	79,040
Total distributable earnings	$119,691

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current period and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund indentifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the period ended May 31, 2015, cost of purchases and proceeds from sales of investment securities, other than short-term investments and U.S. government securities, were $16,385,250 and $4,052,189, respectively.

16

RYAN LABS CORE BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.40% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser, the Adviser has agreed until March 31, 2017, to waive advisory fees and reimburse Other Expenses to limit Total Annual Fund Operating Expenses (exclusive of brokerage transaction costs and commissions; taxes; interest; costs related to any securities lending program; transaction charges and interest on borrowed money; Acquired Fund fees and expenses; distribution and/or shareholder servicing fees, including, without limitation, any amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act; extraordinary expenses such as litigation and merger or reorganization costs; proxy solicitation and liquidation costs; indemnification payments to Fund service providers, including, without limitation, the Adviser; other expenses not incurred in the ordinary course of such Fund’s business; and any other expenses the exclusion of which may from time to time be deemed appropriate as an excludable expense and specifically approved by the Trustees of the Trust) to an amount not exceeding 0.40% of the Fund’s average daily net assets. Accordingly, the Adviser waived all of its advisory fees and, in addition, reimbursed other operating expenses totaling $35,144 during the period ended May 31, 2015.

Under the terms of the Expense Limitation Agreement, investment advisory fee waivers and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitations. As of May 31, 2015, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements totaling $66,506 no later than May 31, 2018.

An officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

17

RYAN LABS CORE BOND FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Certain officers of the Trust are also officers of Ultimus and/or the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. In addition, effective January 1, 2015, each Independent Trustee receives from the Fund an annual retainer of $500. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDER OF FUND SHARES

As of May 31, 2015, TriMet Retirement Plan owned of record 99.99% of the outstanding shares of the Fund. A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

18

RYAN LABS CORE BOND FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 29, 2014) and held until the end of the period (May 31, 2015).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

19

RYAN LABS CORE BOND FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value December 1, 2014 (a)	Ending Account Value May 31, 2015	Net Expense Ratio (b)	Expenses Paid During Period (c)
Based on Actual Fund Return	$1,000.00	$1,015.50	0.40%	$1.70
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.94	0.40%	$2.02

(a)	Beginning Account Value is as of December 29, 2014 (date of commencement of operations) for the Actual Fund Return information.
(b)	Annualized, based on the Fund’s expenses for the period since inception.
(c)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since inception) and 182/365 (to reflect the one-half year period), for Actual Fund and Hypothetical 5% Return information, respectively.

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-561-3087, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2015 will be available without charge upon request on or before August 31, 2015 by calling toll-free 1-866-561-3087, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-561-3087. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20

RYAN LABS CORE BOND FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the Fund’s Investment Advisory Agreement with Ryan Labs, Inc. (the “Adviser”) for an initial two-year term. The Board approved an Initial Investment Advisory Agreement with the Adviser on October 20, 2014, and the Fund commenced operations on December 29, 2014.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed information provided by the Adviser in response to requests of the Board and counsel.

In considering the Initial Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services to be provided by the Adviser. The Board considered the responsibilities the Adviser would have under the Initial Advisory Agreement. The Board also considered the anticipated services to be provided by the Adviser to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations, proposed initial marketing and distribution efforts, and compliance procedures and practices. After reviewing the foregoing and further information provided to the Board regarding the Adviser’s business, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The investment management capabilities and experience of the Adviser. The Board considered the investment management experience of the Adviser. The Board discussed with the Adviser the investment objective and strategies for the Fund and the Adviser’s experience and plans for implementing such strategies. In particular, the Board received information from the Adviser regarding the experience of the Fund’s portfolio managers in managing substantially similar strategies. The Board also noted the Adviser’s prior experience and performance with separate accounts that had similar investment objectives and strategies as the Fund. After consideration of these factors, as well as other factors, the Board determined that the Adviser has the requisite experience to serve as investment adviser for the Fund.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund. The Board considered the Adviser’s staffing, personnel, and methods of operation; the education and experience of its personnel; its compliance program, policies, and procedures; its financial condition and the level of commitment to the Fund; the projected asset levels of the Fund; and the overall expenses of the Fund, including the advisory fee. The Board reviewed the Adviser’s Initial Expense Limitation Agreement, and noted the benefit that would result to the Fund from the Adviser’s commitment to waive its advisory fee or reimburse other operating expenses until March 31, 2017. The Board discussed the financial condition of the Adviser and its ability to satisfy

21

RYAN LABS CORE BOND FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

its financial commitments to the Fund. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name. The Board compared the Fund’s proposed advisory fee and overall expense ratio to other comparable funds (in terms of the type of fund, the style of investment management, the projected size of the Fund and the nature of the investment strategy) and the fees charged by the Adviser to its other managed accounts. The Board noted that the Fund’s advisory fee of 0.40 percent was at the average and median for funds in the Adviser’s Custom Peer Group. It further noted that the proposed overall annual expense ratio of 0.40 percent for Institutional Class shares with the Adviser’s Initial Expense Limitation Agreement is lower than the Custom Peer Group’s average expense ratio (0.64 percent) and median expense ratio (0.60 percent). Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee for the Fund is fair and reasonable.

The extent to which the Fund and its investors would benefit from economies of scale. The Board considered the Initial Advisory Agreement and the Initial Expense Limitation Agreement. The Board determined that, because the proposed advisory fee is flat and equals the expense limit, the shareholders of the Fund would benefit from the Initial Expense Limitation Agreement until the Fund’s assets grew to a level where its expenses otherwise fell below the expense limit. Following further discussion of the Fund’s projected asset levels, expectations for growth, and level of fees, the Board determined that the Fund’s fee arrangements with the Adviser would provide benefits for the next two years, and the Board can review the arrangements going forward as necessary, including at each renewal period. After further discussion, the Board concluded the Fund’s arrangements with the Adviser were fair and reasonable in relation to the nature and quality of services to be provided by the Adviser.

Brokerage and portfolio transactions. The Board considered the Adviser’s policies and procedures as it relates to seeking best execution for its clients, including the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Adviser; and the extent to which the Fund’s trades may be allocated to soft-dollar arrangements. After further review and discussion, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

Possible conflicts of interest. In evaluating the possibility for conflicts of interest, the Board considered such matters as the Adviser’s process for allocating trades among its different clients, including other clients with similar investment objectives and strategies as the Fund. The Board also considered the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

22

RYAN LABS CORE BOND FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Conclusion

After consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the Initial Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

The Adviser was acquired by Sun Life Financial, Inc. (“Sun Life”) (the “Transaction”) in 2015, which acquisition constituted a change of control of the Adviser and, as mandated by the Investment Company Act of 1940 (the “1940 Act”), the Initial Investment Advisory Agreement terminated. The Board approved the New Investment Advisory Agreement, which was substantially similar to the Initial Investment Advisory Agreement. Approval of the New Investment Advisory Agreement took place at an in-person meeting held on February 27, 2015, at which all of the Trustees were present. The New Investment Advisory Agreement was approved by the Fund’s shareholders by Written Consent to Action Without a Meeting on March 31, 2015.

In the course of their deliberations, the Board was advised by legal counsel. The Board received and reviewed information provided by the Adviser in response to requests of the Board and counsel.

In considering the New Investment Advisory Agreement and reaching their conclusions with respect thereto, the Board reviewed and analyzed various factors that they determined were relevant, including the factors described below.

The nature, extent, and quality of the services provided by the Adviser. The Board reviewed the services being provided by the Adviser to the Fund including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund by the Fund’s service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered representations by the Adviser that the Transaction would not result in any adverse impact or changes to the management of the Fund or the personnel of the Adviser involved in the management of the Fund. After reviewing the foregoing information and the materials provided to the Board regarding the Adviser’s business, the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Fund.

The investment performance of the Fund and the Adviser. The Board compared the performance of the Fund with the performance of benchmark indices. In this regard, among other things, the Board noted that the Fund only had a very short operating history to date, but was performing competitively against its benchmark and peers. The Board also considered the consistency of the Adviser’s management of the Fund with the Fund’s investment objective and policies. Following discussion of the investment performance of the Fund, the Adviser’s experience in managing the Fund and separate accounts, the Adviser’s historical investment performance and other factors, the Board concluded that the investment performance of the Fund and the Adviser has been satisfactory.

23

RYAN LABS CORE BOND FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The costs of the services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Board considered the Adviser’s staffing, personnel, and operations; the Adviser’s compliance policies and procedures; the financial condition of the Adviser and Sun Life, and each entity’s level of commitment to the Fund and the Adviser’s business; the asset levels of the Fund; the Adviser’s prior payment of startup costs for the Fund, the growth of the Fund; and the overall expenses of the Fund, including certain fee waivers and expense reimbursements by the Adviser on behalf of the Fund under the Initial Expense Limitation Agreement. The Board also considered representations by the Adviser that the Transaction would not result in any adverse impact or changes to the staffing, personnel or operations of the Adviser. The Board also considered that the aggregate fees charged to the Fund under the New Advisory Agreement and New Expense Limitation Agreement would be the same as those charged under the Initial Advisory Agreement and Initial Expense Limitation Agreement.

The Board considered the Adviser’s profitability, taking into account the extent to which the Fund generates revenue and profits for the Adviser. Finally, the Board considered the impact, or potential impact, of the Transaction on the Adviser’s profitability and potential profitability. The Board also considered potential benefits to the Adviser other than management fees from managing the Fund, including promotion of the Adviser’s name.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund under the New Advisory Agreement are appropriate and within the range of fees that would have been negotiated at arm’s length.

The extent to which economies of scale would be realized as the Fund grows and whether management fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board considered that the Fund’s fee arrangement with the Adviser involve both a management fee and an expense limitation agreement. The Board determined that, because the proposed advisory fee is flat and equals the expense limit, the shareholders of the Fund benefit from the Current Expense Limitation Agreement and would continue to benefit under the New Expense Limitation Agreement. The Board noted that the Fund has the potential to benefit from economies of scale under its agreements with its other service providers. Following further discussion of the Fund’s asset levels, expectations for growth and levels of fees, the Board determined that the Fund’s fee arrangement with the Adviser continues to provide benefits through the New Expense Limitation Agreement, and that, at the Fund’s current and projected asset levels for the next two years, the Fund’s arrangements with the Adviser are fair and reasonable.

The likely effects of the Transaction on the Fund and its shareholders. The Board considered the history, reputation, qualifications and background of the Adviser and Sun Life and their respective financial conditions, as well as the qualifications of their personnel. The Board also considered the potential resources of Sun Life that may benefit the Adviser as a result

24

RYAN LABS CORE BOND FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

of the Transaction. The Board noted that Sun Life offers strategic resources and a significant network of contacts to its portfolio of companies, and that the additional resources could expand the extent and quality of services provided to the Fund by the Adviser.

The Board also noted (i) that the Transaction would likely benefit the Adviser and the Fund by preserving the Adviser’s independent management structure and portfolio management style, while providing stability, strengthening the Adviser’s balance sheet, and increasing resources for the Adviser’s operations; (ii) that the Adviser had represented that the Transaction should not materially affect the Adviser’s operations or the level or quality of advisory services provided to the Fund; (iii) that the Adviser represented that the same personnel of the Adviser who currently provide services to the Fund will continue to do so upon the closing of the Transaction; (iv) the commitment of the Adviser to continue to pay or reimburse the Fund for the expenses as provided in the New Expense Limitation Agreement; (v) the Adviser’s agreement to indemnify the Fund with respect to certain aspects of the Transaction and the information provided for shareholder approval of the New Investment Advisory Agreement and pay for the Fund’s costs and expenses incurred in connection with the Transaction; and (vi) that based upon the representations and agreements from the Adviser, the Fund will not be subject to any “unfair burden” as a result of the Transaction within the meaning of Section 15(f) under the 1940 Act.

The Trustees also determined that the scope, quality, and nature of services, to be provided by the Adviser, and the fees to be paid to the Adviser, under the New Advisory Agreement will be substantially identical to the services and fees under the Initial Advisory Agreement. Following its consideration of all of the foregoing, the Board, including a majority of the Independent Trustees voting separately, unanimously approved the New Advisory Agreement and recommended approval of the New Advisory Agreement by shareholders of the Fund. No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the New Advisory Agreement and recommend approval to the Fund’s shareholders. Rather, the Trustees concluded, in light of their weighing and balancing all factors, that approval of the New Advisory Agreement was in the best interests of the Fund and its shareholders.

Conclusion

After consideration of the above factors as well as other factors, the Board unanimously concluded that approval of the New Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

25

RYAN LABS CORE BOND FUND DISCLOSURE REGARDING SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS (Unaudited)

On March 31, 2015, a Written Consent To Action Without A Meeting (the “Written Consent”) of the shareholders of the Fund, was presented for the purpose of voting on a proposal to approve a new Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. The following proposal was the subject of the Written Consent:

To approve, with respect to the Fund, a new Advisory Agreement with the Adviser.

The total number of shares of the Fund executing the Written Consent represented 100% of the shares entitled to vote on the proposal.

The shareholders of the Fund voted to approve the new Advisory Agreement. The votes cast with respect to the new Advisory Agreement were as follows:

Number of Shares
For	Against	Abstain
1,845,749.913	0	0

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund

Date	August 7, 2015

By (Signature and Title)*		/s/ Stephen P. Lack
Stephen P. Lack, Principal Executive Officer of Galapagos Partners Select Equity Fund

Date	August 7, 2015

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Ryan Labs Core Bond Fund

Date	August 7, 2015

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	August 7, 2015

* Print the name and title of each signing officer under his or her signature.